[LETTERHEAD OF JPMORGAN CHASE BANK, N.A.

70 FARGO STREET, 3 EAST

BOSTON, MASSACHUSETTS 02210-1950]

VIA EDGAR

February 19, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information contained in the Prospectuses dated January 29, 2014 for the (i) Class I and N Shares of the AQR Emerging Defensive Equity Fund and AQR International Defensive Equity Fund and (ii) Class I, N, Y and R6 Shares of the AQR Global Equity Fund and AQR International Equity Fund, each a series of the Trust, as filed pursuant to Rule 497 under the Securities Act on January 31, 2014 (0001193125-14-030353).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0154.

Very truly yours,

/s/ Kelli O’Brien
Kelli O’Brien
Vice President

Enclosures

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.